CERTAMX

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

02029441

1- 13867

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872
T 212 306 1000

Bryan Fischer
Director
Listing Qualifications
(212) 306-2434

RECD S.E.C.
APR 5 2002
080

April 5, 2002

PROCESSED
APR 09 2002
THOMSON FINANCIAL

Ms. Krista M. Hughes
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

Dear Ms. Hughes:

This is to certify that on April 4, 2002, the American Stock Exchange, Inc. (the "Exchange") received from Allied Holdings, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A/A for the registration of the following security:

Common Stock, no par value

We further certify that the above-described security has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer

Bryan Fischer
Director
Listing Qualifications Department

PROCESSED
APR 09 2002
THOMSON FINANCIAL

cc: Herbert Scholl